Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000048888_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000048888_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000048888_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.40%
C000206231_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206231_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000206231_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%
C000206228_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206228_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000206228_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%
C000206230_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206230_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000206230_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%
C000206229_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206229_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000206229_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%
C000206232_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206232_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.78%
C000206232_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%
C000048888_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%
C000048888_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.11%
C000048888_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.65%
C000048888_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000048888_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%
C000048888_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.51%
C000206231_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.91%
C000206231_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.19%
C000206231_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%
C000206231_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206231_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%
C000206231_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000206228_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%
C000206228_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.96%
C000206228_ClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%
C000206228_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.42%
C000206228_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.80%
C000206228_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%
C000206228_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206228_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%
C000206228_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000206230_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%
C000206230_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.09%
C000206230_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%
C000206230_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206230_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%
C000206230_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000206229_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%
C000206229_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.07%
C000206229_ClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000206229_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.67%
C000206229_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.07%
C000206229_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000206229_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206229_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%
C000206229_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%
C000206232_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%
C000206232_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		1.98%
C000206232_ClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%
C000206232_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.52%
C000206232_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.81%
C000206232_NoLoadClassMember_2025-01-01_2025-12-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%
C000206232_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.30%
C000206232_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.23%
C000206232_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.50%